Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interim Financial Information (Unaudited)
U.	INTERIM FINANCIAL INFORMATION (UNAUDITED)

		(In Millions, Except Per Common Share Data)
		Quarters Ended
	Total Year	December 31	September 30	June 30	March 31
2012
Net sales	$7,495	$1,831	$1,913	$1,945	$1,806
Gross profit	$1,956	$451	$500	$521	$484
(Loss) income from continuing operations	$(53)	$(70)	$26	$(51)	$42
Net (loss) income	$(114)	$(87)	$15	$(75)	$33
(Loss) earnings per common share:
Basic:
(Loss) income from continuing operations	$(.16)	$(.20)	$.07	$(.15)	$.12
Net (loss) income	$(.33)	$(.25)	$.04	$(.22)	$.09
Diluted:
(Loss) income from continuing operations	$(.16)	$(.20)	$.07	$(.15)	$.12
Net (loss) income	$(.33)	$(.25)	$.04	$(.22)	$.09
2011
Net sales	$7,170	$1,657	$1,896	$1,933	$1,684
Gross profit	$1,787	$342	$493	$531	$421
(Loss) income from continuing operations	$(394)	$(435)	$61	$18	$(38)
Net (loss) income	$(575)	$(573)	$36	$8	$(46)
(Loss) earnings per common share:
Basic:
(Loss) income from continuing operations	$(1.14)	$(1.25)	$.17	$.05	$(.11)
Net (loss) income	$(1.66)	$(1.65)	$.10	$.02	$(.13)
Diluted:
(Loss) income from continuing operations	$(1.14)	$(1.25)	$.17	$.05	$(.11)
Net (loss) income	$(1.66)	$(1.65)	$.10	$.02	$(.13)

(Loss) earnings per common share amounts for the four quarters of 2012 and 2011 may not total to the earnings per common share amounts for the years ended December 31, 2012 and 2011 due to the allocation of income to unvested stock awards.

Fourth quarter 2012 loss from continuing operations and net loss include non-cash impairment charges for other intangible assets of $27 million after tax ($42 million pre-tax). Income (loss) from continuing operations and net (loss) income include after-tax gains from financial investments of $10 million ($16 million pre-tax), $1 million ($2 million pre-tax) and $3 million ($4 million pre-tax) in the first, third and fourth quarters, respectively. Income (loss) from continuing operations and net (loss) income include after-tax charge (income) from litigation settlements of $(1) million ($(2) million pre-tax), $75 million ($75 million pre-tax), $— million ($1 million pre-tax) and $2 million ($3 million pre-tax) in the first, second, third and fourth quarters, respectively.

Fourth quarter 2011 loss from continuing operations and net loss include non-cash impairment charges for goodwill and other intangible assets of $291 million after tax ($450 million pre-tax). Income (loss) from continuing operations and net (loss) income include after-tax gains from financial investments of $11 million ($17 million pre-tax), $21 million ($33 million pre-tax), $13 million ($19 million pre-tax) and $3 million ($4 million pre-tax) in the first, second, third and fourth quarters, respectively. Income (loss) from continuing operations and net (loss) income include after-tax charge (income) from litigation settlements of $3 million, ($5 million pre-tax), $— million ($1 million pre-tax) and $2 million ($3 million pre-tax) in the second, third and fourth quarters, respectively.